Commitments (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments Details Narrative
Incurred expenses	$ 137,508	$ 137,508
Other current liabilities	37,500	37,500
Other long term liabilities	$ 18,750	$ 28,125